Note 8 - Loan Receivable and Loans Payable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
NOTE
8:
LOAN RECEIVABLE AND LOANS PAYABLE

In connection with the Transaction, the Company had advanced
$25
to SMAART to meet its ongoing working capital requirements pending the completion of the transaction. During the year ended
December 31, 2017,
SMAART repaid the
$25
loan and advanced the Company a loan of
$4.
SMAART paid the Company interest of
$6
in relation to the loan receivable.